Line of Credit	12 Months Ended
Mar. 31, 2012
Line of Credit [Abstract]
Line of Credit

Note 6. Line of Credit

During October 2010, the Company secured a one-year renewal of the line of credit (the “Line”) for $90,000 which was secured by a $90,000 certificate of deposit with a financial institution. On August 23, 2011 the Company paid the Line balance in full. The certificate of deposit was closed and the proceeds of $91,443 were recorded as cash and cash equivalents in September 2011. All borrowings under the Line bore variable interest based on either the prime rate plus 1.5% per annum or 5.0%, whichever was higher. The Company utilized the funds advanced from the Line for capital equipment purchases to support the commercialization of the Company’s CryoPort Express® Dry Shipper. As of March 31, 2011, the outstanding balance of the Line was $90,388, including accrued interest of $388. No funds were drawn against the Line during the years ended March 31, 2012 and 2011. The Company recorded interest expense of $1,725 and $4,563 for the years ended March 31, 2012 and 2011, respectively, related to the Line.